SUPPLEMENT DATED DECEMBER 7, 2009

TO PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

TO PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

On November 23, 2009, shareholders approved the merger of the following portfolio of the MFS Variable Insurance Trust II after the close of business on December 4, 2009:

MFS Capital Appreciation Portfolio	merged with and into	MFS Massachusetts Investors Growth Stock Portfolio

MFS Capital Appreciation Portfolio is no longer available for investment and all references to the portfolio are hereby deleted from each of the prospectuses listed above.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Protector II, Accumulator II, Survivorship II (NY) Post-Merger                                                                                                                                          12/2009